Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss, Current	$ 92	$ 102
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	55,382,228	36,233,162
Common Stock, Shares, Outstanding	55,382,228	36,233,162